Intangible assets and goodwill - Narrative (Details)		12 Months Ended
	Jan. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2022 USD ($)	Dec. 20, 2022 USD ($)
Intangible assets and goodwill
Goodwill impairment		$ 0	$ 0	$ 0
Period over which management has projected cash flows		5 years
Discount rates applied to cash flow projections		9.50%	9.00%	9.70%
Growth rates applied to cash flow projections		3.00%	3.00%	3.50%
Term loan components
Intangible assets and goodwill
Maximum aggregate amount of credit facility			$ 807,000,000		$ 1,200,000,000	$ 1,200,000,000
Credit facility
Intangible assets and goodwill
Maximum aggregate amount of credit facility			1,657,000,000		2,000,000,000	2,000,000,000
Revolving component
Intangible assets and goodwill
Maximum aggregate amount of credit facility			$ 850,000,000		$ 800,000,000	$ 800,000,000
WillowTree | Major business combination [member]
Intangible assets and goodwill
Purchase consideration	$ 1,100,000,000
Business acquisition consideration transferred, value of shares	$ 125,000,000
Ownership interest maintained by acquired entity management	0.15
Percentage of subordinate voting share	0.70